Commitments and Contingencies (Details) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 15, 2022	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Additional units (in Shares)			123,500
Underwriting cash discount per unit (in Dollars per share)			$ 0.1
Receive shares (in Shares)		200,000
Additional deferred fee			$ 4,322,500
Cash payment to sponsor			7,250,000
Price per share (in Dollars per share)		$ 0.0001
Change in fair value				$ (19,432)
Stock issuance cost			776,815
Federal income taxes		$ 1,910,630
Issuable to the HBC shareholders (in Shares)		200,000
Shares have not been released		$ 200,000
Equity, fair value disclosure		906,000
Shares issued			$ 776,815	$ 776,815
HBC holdback shares [Member]
Commitments and Contingencies [Line Items]
Shares issued		$ 22,500,000
HBC holdback shares [Member]
Commitments and Contingencies [Line Items]
Issuable to the HBC shareholders (in Shares)		200,000
Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Receive shares (in Shares)			123,500
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Additional units (in Shares)	1,350,000		12,350,000
Underwriting discount paid upon closing of initial public offering			$ 1,235,000
Deferred fee			$ 0.35
Price per share (in Dollars per share)	$ 10
Gross proceeds	$ 13,500,000
Change in fair value	$ 19,432
Over-Allotment Option [Member] | Indemnification Agreement [Member]
Commitments and Contingencies [Line Items]
Additional units (in Shares)			1,650,000